NATIONWIDE MUTUAL FUNDS
Nationwide Mid Cap Market Index Fund

Supplement dated April 10, 2018
to the Summary Prospectus dated February 28, 2018

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective May 1, 2018:

1.	The table under the heading "Fees and Expenses" on page 1 of the Summary Prospectus is hereby deleted and replaced with the following:
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.23%	0.16%	0.27%	0.07%	0.32%
Total Annual Fund Operating Expenses	0.68%	1.36%	0.97%	0.27%	0.52%
Fee Waiver/Expense Reimbursement(2)	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.67%	1.35%	0.96%	0.26%	0.51%
(1)	"Management Fees" has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2018.
(2)
Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract waiving 0.01% of the management fee to which the Adviser would be entitled until February 28, 2019. Pursuant to the terms of the written contract, the Adviser is not entitled to recoup any fees it has waived. The written contract may be changed or eliminated only with consent of the Board of Trustees of the Trust.

2.	The table under the heading "Example" on page 2 of the Summary Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$639	$778	$928	$1,366
Class C Shares	237	428	741	1,629
Class R Shares	97	306	533	1,183
Class R6 Shares	26	84	148	336
Institutional Service Class Shares	52	164	287	646

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$137	$428	$741	$1,629

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE